Financial liabilities - Narrative (Details) SFr in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CHF (SFr) creditFacility	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)
Disclosure of financial liabilities [line items]
Other current financial liabilities	SFr 33.7		SFr 31.2
Number of overdraft facilities | creditFacility	3
Bank overdraft facility one, CHF
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity	SFr 100.0
Bank overdraft facility two, CHF
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity	25.0
Bank overdraft facility three, USD
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity | $		$ 35.0
Financial liabilities at amortized cost
Disclosure of financial liabilities [line items]
Other current financial liabilities	33.7		31.2
Financial liabilities at amortized cost | Other financial liabilities
Disclosure of financial liabilities [line items]
Current refunds provision	9.1		9.5
Other current financial liabilities	SFr 10.3		SFr 9.5